DEPOSITS - Summary of interest expense on deposits (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Passbook savings and money market demand deposits	$ 263	$ 273	$ 428
NOW deposits	73	71	104
Certificates of deposit	2,650	3,278	4,152
Interest expense on deposits, total	$ 2,986	$ 3,622	$ 4,684